BUSINESS COMBINATIONS	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

3.	BUSINESS COMBINATIONS

Acquisition of Curiosity Ink Media, LLC

On July 29, 2021, the Company entered into a membership interest purchase agreement (the “Purchase Agreement”) with Curiosity Ink Media LLC, a Delaware limited liability company (“Curiosity”) and the holders of all of Curiosity’s outstanding membership interests (the “Sellers”), for the purchase of 80% of Curiosity’s outstanding membership interests (the “Purchased Interests”) from the Sellers (the “Acquisition).

On August 19, 2021, pursuant to the terms of the Purchase Agreement, the Company consummated the Acquisition and acquired the Purchased Interests in consideration for the issuance to the Sellers of an aggregate of 1,771,883 shares of the Company’s common stock to the Sellers, pro rata to their membership interests immediately prior to the closing of the Acquisition. The shares were valued at $2.82 per share which represents to the 20-day volume-weighted average price of the Company’s common stock on August 19, 2021.

Pursuant to the Purchase Agreement, the Company also paid $400,000 and issued an 8% eighteen-month convertible promissory note in the principal amount $278,000 (the “Note”) to pay-down and refinance certain outstanding loans and advances previously made to Curiosity by Russell Hicks and Brett Watts.

The Note is convertible into shares of common stock of the Company at a conversion price of $3.28 per share but may not be converted if, after giving effect to such conversion, the noteholder and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The Note may be prepaid at any time, in whole or in part. The Note is subordinate to the Company’s senior indebtedness.

The Sellers also have the ability to earn up to $17,500,000 (payable 50% in cash and 50% in stock) upon the achievement of certain performance milestones as of December 31, 2025.

Consideration Paid:
Cash and cash equivalents	$400,000
Common stock	5,000,000
Convertible notes	278,000
Fair value of total consideration	$5,678,000

Recognized amount of identifiable assets acquired, and liabilities assumed:
Financial assets:
Cash and cash equivalents	$26,408
Inventory	113,408
Prepaids and other assets	2,052
Intangible assets	1,157,712
Goodwill	4,378,420
Total identifiable assets acquired, and liabilities assumed	$5,678,000

The Company expects to perform a valuation study on this acquisition by December 31, 2021 to determine the level of intangible assets.